Business Combination	6 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
BUSINESS COMBINATION

19. Business Combination

Qingdao Oranda Supply Chain Management Co., Ltd.

In January 2024, the Group acquired a 51% stake in Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”), a company based in Qingdao, Shandong. Oranda offers comprehensive logistics services including cargo identification, transportation, warehousing, customs clearance, and insurance. The purchase price is contingent on Oranda’s performance, with a mix of cash and the Group’s Class A ordinary shares to be paid in 2027, based on Oranda’s average net profit until December 31, 2026. The net assets of Oranda was negative RMB 341 at the time of acquisition. Oranda incurred a net loss of RMB 961,351 from the date of acquisition to June 30, 2024. These amounts are considered insignificant to the Group’s net assets as of June 30, 2024 and net losses for the six months ended June 30, 2024; therefore, no pro forma information of Oranda are presented.

Shenzhen Jiniu International Logistics Co., Ltd.

In January 2024, the Group acquired a 51% stake in Shenzhen Jiniu International Logistics Co., Ltd. (“Jiniu”), located in Shenzhen. Focusing on supply chain management and logistics services, particularly for the Middle East trade lane, Jiniu offers a range of services from cargo transportation to technology export. The final purchase price will be determined by Jiniu’s performance and paid in a combination of cash and the Group’s Class A ordinary shares in 2027, based on Jiniu’s average net profit until the end of 2026. The net assets of Jiniu was negative RMB 19,755 at the time of acquisition. Jiniu incurred a net loss of RMB 183,146 from the date of acquisition to June 30, 2024. These amounts are considered insignificant to the Group’s net assets as of June 30, 2024 and net losses for the six months ended June 30, 2024; therefore, no pro forma information of Jiniu are presented.

HYTX warehouse Inc.

In April 2024, the Group acquired a 51% stake in HYTX Warehouse Inc. (“HYTX”), a logistics company headquartered in California, U.S.A. The final purchase price will be determined by HYTX’s performance and paid in a combination of cash and the Group’s Class A ordinary shares in 2027, based on HYTX’s average net profit until the end of 2026. The net assets of HYTX was negative RMB 11,960 at the time of acquisition. HYTX incurred a net loss of RMB 39,091 from the date of acquisition to June 30, 2024. These amounts are considered insignificant to the Group’s net assets as of June 30, 2024 and net losses for the six months ended June 30, 2024; therefore, no pro forma information of HYTX are presented.

Acquisition of these companies shall diversify the Group’s existing business portfolio, and broaden the source of income of the Group.

The transactions were accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations.

Based on financial statements of the companies above at the time of the acquisition, the fair value of these entities at the time of acquisition was considered immaterial. The Group made a forecast for next three years (up to December 2026) of Oranda, Jiniu and HYTX based on their historical performance, and none of them reaches the minimum required net income amount for receiving any consideration. Thus, the Company concluded that the consideration for these acquisitions are nil.

The contingent payment is more like an incentive to the selling shareholders for transferring their resource into the new companies to achieve long term growth of the companies, which should recognized as the compensation.

An award based on a fixed dollar amount is a liability in accordance with ASC 480-10-25-14. Liability classification is also appropriate for an award that has several possible fixed dollar amount settlements that are not solely or predominantly based on the value of the company’s shares. The compensation for the selling shareholders is calculated based on the average net income for the next three years (up to December 2026), so it should be accounted for as a liability award with a performance condition. The monetary value of the purchase price only fluctuates based on changes in average net income for the next three years, not stock price. Expense would not be recognized until achievement of one of the performance targets is deemed probable. The expense to be recognized would be based on the Company’s best estimate of the ultimate outcome at the end of each reporting period. Once the number of shares are issued, the award would be reclassified to equity.

Based on the Group’s forecast for next three years (up to December 2026) of each acquiree based on their historical performance, none of them reaches the minimum required net income amount for receiving any consideration. Therefore, no expenses or liabilities were recorded as of June 30, 2024.